Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SELECTED AMERICAN SHARES INC
Entity Central Index Key	0000088808
Document Period End Date	Jun. 30, 2024
C000009551 [Member]
Shareholder Report [Line Items]
Fund Name	Selected American Shares
Class Name	Class S
Trading Symbol	SLASX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Selected American Shares (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at selectedfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-243-1575.
Additional Information Phone Number	1-800-243-1575
Additional Information Website	selectedfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Selected American Shares (Class S)	$51.75	0.97%*
*	Annualized.

Expenses Paid, Amount	$ 51.75
Expense Ratio, Percent	0.97%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the S&P 500® Index (“S&P 500®” or the “Index”) for the period. The Fund’s Class S shares delivered a total return of 14.59%, versus a 15.29% return for the S&P 500®. The Fund invests principally in common stocks (including American Depositary Receipts) issued by large companies with market capitalizations of at least $10 billion. The Fund continues to invest a significant portion of its assets in financial services and foreign companies.
Market Overview
  S&P 500®
    Strongest performing sectors - Information Technology (+28%) and Communication Services (+27%)
    Weakest performing sectors - Real Estate (-2%) and Materials (+4%)
Detractors from Performance
  Information Technology - underperformed the Index sector (+17% vs +28%) and underweight (average weighting 15% vs 30%)
    Intel (-38%) - largest individual detractor
    Samsung Electronics (-2%)
  Significantly overweight in Financials sector - (average weighting 41% vs 13%)
    AIA Group (-21%) and U.S. Bancorp (-6%)
  Individual holdings
    Solventum (-15%), Darling Ingredients (-26%), AGCO (-17%), IAC (-11%), JD.com (-8%), and Tyson Foods (-3%)
    Solventum and Tyson Foods - new purchases during the period
Contributors to Performance
  Communication Services - outperformed the Index sector (+36% vs +27%) and overweight (average weighting 14% vs 9%)
    Meta Platforms (+43%) - largest individual contributor
    Alphabet (+31%)
  Financials - outperformed the Index sector (+12% vs +10%)
    Wells Fargo (+22%), Berkshire Hathaway (+13%), JPMorgan Chase (+20%), Bank of New York Mellon (+17%), and DBS Group Holdings (+18%)
  No exposure in Real Estate
  Individual holdings
    Applied Materials (+46%), Amazon.com (+27%), and Texas Instruments (+16%)

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/24	1 Year	5 Years	10 Years
Selected American Shares (Class S)	27.94%	12.13%	9.82%
S&P 500® Index	24.56%	15.03%	12.85%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-243-1575 or visit the Fund’s website at www.selectedfunds.com.
Net Assets	$ 1,800,000,000
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 4,900,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/24 (in billions)	$1.8
Total number of portfolio holdings as of 06/30/24	43
Portfolio turnover rate for the period	9%
Total advisory fees paid for the period (in millions)	$4.9

Holdings [Text Block]	Top Sectors as of 06/30/24 Net Assets
Financials	36.38%
Information Technology	15.00%
Communication Services	14.36%
Health Care	13.42%
Consumer Discretionary	11.56%

C000009552 [Member]
Shareholder Report [Line Items]
Fund Name	Selected American Shares
Class Name	Class D
Trading Symbol	SLADX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Selected American Shares (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at selectedfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-243-1575.
Additional Information Phone Number	1-800-243-1575
Additional Information Website	selectedfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Selected American Shares (Class D)	$34.72	0.65%*
*	Annualized.

Expenses Paid, Amount	$ 34.72
Expense Ratio, Percent	0.65%	[2]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the S&P 500® Index (“S&P 500®” or the “Index”) for the period. The Fund’s Class D shares delivered a total return of 14.81%, versus a 15.29% return for the S&P 500®. The Fund invests principally in common stocks (including American Depositary Receipts) issued by large companies with market capitalizations of at least $10 billion. The Fund continues to invest a significant portion of its assets in financial services and foreign companies.
Market Overview
  S&P 500®
    Strongest performing sectors - Information Technology (+28%) and Communication Services (+27%)
    Weakest performing sectors - Real Estate (-2%) and Materials (+4%)
Detractors from Performance
  Information Technology - underperformed the Index sector (+17% vs +28%) and underweight (average weighting 15% vs 30%)
    Intel (-38%) - largest individual detractor
    Samsung Electronics (-2%)
  Significantly overweight in Financials sector - (average weighting 41% vs 13%)
    AIA Group (-21%) and U.S. Bancorp (-6%)
  Individual holdings
    Solventum (-15%), Darling Ingredients (-26%), AGCO (-17%), IAC (-11%), JD.com (-8%), and Tyson Foods (-3%)
    Solventum and Tyson Foods - new purchases during the period
Contributors to Performance
  Communication Services - outperformed the Index sector (+36% vs +27%) and overweight (average weighting 14% vs 9%)
    Meta Platforms (+43%) - largest individual contributor
    Alphabet (+31%)
  Financials - outperformed the Index sector (+12% vs +10%)
    Wells Fargo (+22%), Berkshire Hathaway (+13%), JPMorgan Chase (+20%), Bank of New York Mellon (+17%), and DBS Group Holdings (+18%)
  No exposure in Real Estate
  Individual holdings
    Applied Materials (+46%), Amazon.com (+27%), and Texas Instruments (+16%)

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/24	1 Year	5 Years	10 Years
Selected American Shares (Class D)	28.35%	12.49%	10.17%
S&P 500® Index	24.56%	15.03%	12.85%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-243-1575 or visit the Fund’s website at www.selectedfunds.com.
Net Assets	$ 1,800,000,000
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 4,900,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/24 (in billions)	$1.8
Total number of portfolio holdings as of 06/30/24	43
Portfolio turnover rate for the period	9%
Total advisory fees paid for the period (in millions)	$4.9

Holdings [Text Block]	Top Sectors as of 06/30/24 Net Assets
Financials	36.38%
Information Technology	15.00%
Communication Services	14.36%
Health Care	13.42%
Consumer Discretionary	11.56%

[1]	Annualized.
[2]	Annualized.